Borrowings (Indebtedness) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total outstanding debt		$ 4,500,000	$ 4,499,700
Average interest rate (percentage)		3.60%
Contract maturity		Mar. 11, 2022
Secured Debt [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		3.80%
Contract maturity		Sep. 13, 2019
Unsecured Debt
Debt Instrument [Line Items]
Total outstanding debt		$ 3,525,765
Average interest rate (percentage)		3.50%
Contract maturity		Dec. 19, 2022
Mortgages
Debt Instrument [Line Items]
Repayments of Debt		$ 156,400
FNMA | Secured Debt [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 80,000
$1 billion unsecured revolving credit faciltiy [Member] | Unsecured Debt
Debt Instrument [Line Items]
Average interest rate (percentage)		2.47%
Term Loan [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 550,000
Average interest rate (percentage)		3.00%
Contract maturity		Apr. 17, 2018
Fixed Rate Debt
Debt Instrument [Line Items]
Total outstanding debt		$ 3,724,800	3,838,300
Fixed Rate Debt | Unsecured Debt
Debt Instrument [Line Items]
Total outstanding debt		2,292,000	1,860,000
Variable Rate Debt
Debt Instrument [Line Items]
Total outstanding debt		790,000	650,000
Variable Rate Debt | Unsecured Debt
Debt Instrument [Line Items]
Total outstanding debt	[1]	710,000	490,000
Fair Market Value Adjustment and Debt Issuance Cost [Member]
Debt Instrument [Line Items]
Total outstanding debt		(12,700)	$ 11,400
$1 billion unsecured revolving credit facility [Member] | Unsecured Debt
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		410,000
Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total outstanding debt		976,292
Variable Rate Credit Facility [Member] | FNMA | Secured Debt [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 80,000
Average interest rate (percentage)		1.80%
Contract maturity		Dec. 01, 2018
Fixed Rate Debt | Mortgages | Secured Debt [Member]
Debt Instrument [Line Items]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate		$ 882,752
Average interest rate (percentage)		4.00%
Contract maturity		Oct. 09, 2019
Fixed Rate Debt | Senior Notes | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,292,000
Average interest rate (percentage)		4.00%
Contract maturity		Nov. 13, 2024
Freddie Mac | FNMA | Secured Debt [Member]
Debt Instrument [Line Items]
Average interest rate (percentage)		1.80%
Freddie Mac | $1 billion unsecured revolving credit faciltiy [Member] | Unsecured Debt
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 410,000
Average interest rate (percentage)		2.50%
Contract maturity		Apr. 15, 2020
Fair Market Value Adjustment and Debt Issuance Cost [Member] | $1 billion unsecured revolving credit facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding		$ 13,540
Fair Market Value Adjustment and Debt Issuance Cost [Member] | $1 billion unsecured revolving credit facility [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ (26,235)
Minimum | Term Loan [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.90%
Minimum | $1 billion unsecured revolving credit facility [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.85%
Maximum | Term Loan [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Maximum | $1 billion unsecured revolving credit facility [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.55%

[1]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2017, and 2016, respectively, which results in paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.